Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
NOTE 13	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2012 and 2011	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange ("TASE"). On September 2005, the Company registered its Ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 17, 2006, the Board of Directors of the Company authorized the repurchase of ordinary shares up to US$ 10 million.  On January 24, 2008 the Company's board of directors authorized an increase of an additional $10 million.  On May 20, 2008, the Company's board of directors authorized another increase of additional $10 million up to an aggregate amount of $30 million.

As of December 31, 2012, the Company repurchased 2,507,314 ordinary shares for an aggregate amount of US$ 27.1 million.

5.	As of December 31, 2012, 2011 and 2010, 10.7% of the share capital of the Company is held by the Group as treasury shares.

6.	Shares of the Company held by the Group have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (that are presented as a separate item in the statement of changes in stockholders' equity) must be deducted from the amount of retained earnings.

2.
On November 2009, the board of directors of the Company revised the dividend policy to provide for an annual dividend distribution from 25% of net income to an amount not less than 50% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

3.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that their dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of their net profits, calculated on the basis of the interim financial statements.

4.
Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel may be converted into dollars on the basis of the exchange rate prevailing at the date of declaration.  See also B1, above.

5.
In February 2010, the Company declared a dividend in an amount of US 1.5 dollar per share, totaling approximately US$ 31.6 million (NIS 117.2) on the basis of the results of the company for the year ended December 31, 2009. The dividend was paid in April 2010.

6.	In February 2011, the Company declared a dividend in the amount of US 1.00 dollar per share, totaling approximately US$ 21.8 million (NIS 78.8 million). The dividend was paid in April 2011.

F - 30

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 13	-	STOCKHOLDERS' EQUITY (cont.)

B.	Retained earnings (cont.)

7.	In February 2012, the Company declared a dividend in the amount of US 1.23 dollar per share, totaling approximately US$ 25.8 million (NIS 96 million). The dividend was paid in April 2012.

8.	In May 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.5 million (NIS 9.7 million) .the dividend was paid in June 2012.

9	In August 2012, the Company declared a dividend in the amount of US 0.24 dollar per share, totaling approximately US$ 5.2 million (NIS 20 million) .the dividend was paid in October.

10.	In November 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.6 million (NIS 9.7 million). The dividend was paid in January 2013.

11.	In February 2013, the Company declared a dividend in the amount of US 0.33 dollar per share, totaling approximately US$ 7 million (NIS 25.4 million). The dividend was paid in April 2013.